Schedule of Finance Lease Asset (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Lessee, Lease, Description [Line Items]
Motor vehicles at cost	$ 4,523,879	$ 6,113,349	$ 6,034,306
Less: Accumulated depreciation	(1,926,071)	(2,602,798)	(2,437,162)
Property and Equipment, net	2,597,808	3,510,551	3,597,144
Finance Lease [Member]
Lessee, Lease, Description [Line Items]
Motor vehicles at cost	97,280	128,000	128,000
Less: Accumulated depreciation	(97,280)	(128,000)	(113,067)
Property and Equipment, net			$ 14,933